SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) country reporting_unit	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Accounting Policies [Line Items]
Net sales	$ 27,448	$ 24,878	$ 23,196
Countries where products are sold (more than) | country	180
Investments in associate companies	$ 903	872
Income (loss) from investments in associate companies	8	12	20
Gains from remeasurement of foreign currency	$ 13	15	27
Other postretirement benefits expense (income)
Accounting Policies [Line Items]
Defined benefit plan, amortization period of gain (loss)	9 years
Aerospace Segment
Accounting Policies [Line Items]
Net sales	$ 4,249	$ 3,744	$ 3,413
Number of reporting units | reporting_unit	2
United States | Pension plans
Accounting Policies [Line Items]
Defined benefit plan, amortization period of gain (loss)	21 years
Non-United States plans | Pension plans
Accounting Policies [Line Items]
Defined benefit plan, amortization period of gain (loss)	10 years
Minimum
Accounting Policies [Line Items]
Defined benefit plan, accounting corridor for amortization of net actuarial gains (losses) (as a percent)	8.00%
Portion of intercompany balance sheet exposure (as a percent)	95.00%
Maximum
Accounting Policies [Line Items]
Defined benefit plan, accounting corridor for amortization of net actuarial gains (losses) (as a percent)	10.00%
Portion of intercompany balance sheet exposure (as a percent)	100.00%